Note 13 - Selected Quarterly Financial Data (Details) - USD ($)	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014
Grant revenue	$ 160,053	$ 93,130	$ 71,474	$ 103,424	$ 223,089	$ 322,086	$ 180,441	$ 157,340
Net loss	$ (692,731)	$ (619,899)	$ (676,203)	$ (700,454)	$ (923,585)	$ (514,515)	$ (679,537)	$ (615,918)
Net loss per share (in dollars per share)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.02)